UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6398

Fidelity New York Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2017

Item 1.

Reports to Stockholders

Fidelity® New York Municipal Money Market Fund Semi-Annual Report July 31, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 7/31/17	% of fund's investments 1/31/17	% of fund's investments 7/31/16
1 - 7	83.5	70.2	74.7
8 - 30	1.9	3.3	3.2
31 - 60	4.2	7.4	4.7
61 - 90	2.6	1.8	2.9
91 - 180	2.7	13.7	3.0
> 180	5.1	3.6	11.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of July 31, 2017
Variable Rate Demand Notes (VRDNs)	42.4%
Tender Option Bond	30.8%
Other Municipal Security	19.2%
Investment Companies	1.6%
Net Other Assets (Liabilities)	6.0%

As of January 31, 2017
Variable Rate Demand Notes (VRDNs)	33.9%
Tender Option Bond	30.9%
Other Municipal Security	32.3%
Investment Companies	2.3%
Net Other Assets (Liabilities)	0.6%

Current And Historical 7-Day Yields

	7/31/17	4/30/17	1/31/17	10/31/16	7/31/16
Fidelity® New York Municipal Money Market Fund	0.43%	0.45%	0.27%	0.24%	0.02%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 42.4%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1% 8/7/17, VRDN (a)(b)	$5,500,000	$5,500,000
Arkansas - 1.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1% 8/7/17, VRDN (a)(b)	1,600,000	1,600,000
Series 2002, 1.04% 8/7/17, VRDN (a)(b)	1,600,000	1,600,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.97% 8/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	24,500,000	24,500,000
		27,700,000
Indiana - 0.3%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 0.96% 8/7/17, VRDN (a)(b)	1,100,000	1,100,000
Series 2003 B, 1% 8/7/17, VRDN (a)(b)	3,700,000	3,700,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 0.96% 8/7/17, VRDN (a)	500,000	500,000
Series I, 0.96% 8/7/17, VRDN (a)	700,000	700,000
		6,000,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1% 8/7/17, VRDN (a)(b)	3,200,000	3,200,000
New York - 39.8%
Monroe County Indl. Dev. Agcy. Rev. (Klein Steel Proj.) 1.22% 8/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	4,800,000	4,800,000
New York City Gen. Oblig. Series 2004 A3, 0.87% 8/7/17, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	34,010,000	34,010,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beacon Mews Dev. Proj.) Series 2006 A, 0.9% 8/7/17, LOC Citibank NA, VRDN (a)(b)	23,500,000	23,500,000
(Granite Terrace Apts. Proj.) Series A, 0.95% 8/7/17, LOC Citibank NA, VRDN (a)(b)	4,060,000	4,060,000
(Related-Upper East Proj.) Series A, 0.9% 8/7/17, LOC Landesbank Baden-Wurttemberg, VRDN (a)(b)	57,000,000	57,000,000
New York City Indl. Dev. Agcy. Solid Waste Facility Rev. (U.S.A. Waste Svcs. Proj.) 1% 8/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	18,200,000	18,200,000
New York Hsg. Fin. Agcy. Rev. Series 2010 A:
0.87% 8/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,500,000	2,500,000
0.87% 8/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	38,300,000	38,300,000
New York Metropolitan Trans. Auth. Rev. Series 2015 E, 0.86% 8/7/17, LOC Bank of The West San Francisco, VRDN (a)	17,735,000	17,735,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.9% 8/7/17, LOC Mizuho Bank Ltd., VRDN (a)(b)	7,500,000	7,500,000
Series 2004 C3, 0.9% 8/7/17, LOC Mizuho Bank Ltd., VRDN (a)(b)	33,000,000	33,000,000
Series 2010 A, 0.9% 8/7/17, LOC Bank of Nova Scotia, VRDN (a)(b)	40,200,000	40,200,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (ICM Controls Corp. Proj.) 1.22% 8/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,745,000	1,745,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.99% 8/7/17, LOC RBS Citizens NA, VRDN (a)	4,525,000	4,525,000
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (State Renaissance Court Proj.) Series A, 0.95% 8/7/17, LOC Freddie Mac, VRDN (a)(b)	6,500,000	6,500,000
New York Hsg. Fin. Agcy. Rev.:
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.84% 8/7/17, LOC Freddie Mac, VRDN (a)(b)	50,800,000	50,800,000
(Clinton Green North Hsg. Proj.) Series 2006 A, 0.9% 8/7/17, LOC Freddie Mac, VRDN (a)(b)	47,000,000	47,000,000
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.9% 8/7/17, LOC Freddie Mac, VRDN (a)(b)	11,800,000	11,800,000
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 0.9% 8/7/17, LOC Freddie Mac, VRDN (a)(b)	21,400,000	21,400,000
FNMA:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(89 Murray St. Proj.) Series A, 0.88% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	5,200,000	5,200,000
(941 Hoe Avenue Apts. Proj.) Series A, 0.95% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	6,660,000	6,660,000
(Aldus Street Apts. Proj.) Series A, 0.95% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	8,100,000	8,100,000
(Peter Cintron Apts. Proj.) Series C, 0.95% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	3,440,000	3,440,000
(Villa Avenue Apts. Proj.) Series 2006 A, 0.95% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	5,990,000	5,990,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.88% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	3,000,000	3,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(255 West 9th Street Proj.) Series 2001 A, 0.88% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	25,400,000	25,400,000
(Brittany Dev. Proj.) Series A, 0.88% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	29,400,000	29,400,000
(Morris Avenue Apts. Proj.) Series A, 0.88% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	7,600,000	7,600,000
(Sierra Dev. Proj.) Series A, 0.88% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
(Westport Dev. Proj.) Series 2004 A, 0.88% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	25,300,000	25,300,000
Series 2002 A, 0.88% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	5,100,000	5,100,000
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.9% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	37,200,000	37,200,000
(1500 Lexington Avenue Proj.) Series A, 1% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	24,600,000	24,600,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.88% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	27,100,000	27,100,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.88% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	25,400,000	25,400,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.88% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	54,600,000	54,600,000
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.95% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	59,000,000	59,000,000
(66 West 38th Street Hsg. Proj.) Series A, 0.95% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	4,000,000	4,000,000
(Chelsea Apts. Proj.) Series 2003 A, 1% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	24,600,000	24,600,000
(East 39th Street Hsg. Proj.):
Series 1999 A, 0.9% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	33,600,000	33,600,000
Series 2000 A, 0.9% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	31,000,000	31,000,000
(Union Square South Proj.) Series 1996 A, 0.88% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	7,000,000	7,000,000
(West 20th Street Proj.) Series 2001 A, 0.95% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	14,875,000	14,875,000
(West 23rd Street Hsg. Proj.) Series 2002 A, 0.95% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	25,700,000	25,700,000
(West 38th Street Hsg. Proj.) Series 2002 A, 0.95% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	15,000,000	15,000,000
Series 2008 A, 0.92% 8/7/17, LOC Fannie Mae, VRDN (a)(b)	25,000,000	25,000,000
		964,440,000
New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey:
Series 1991 2, 0.9% 8/30/17, VRDN (a)(b)(c)	6,400,000	6,400,000
Series 1992 2, 0.87% 8/30/17, VRDN (a)(c)	500,000	500,000
Series 1997 1, 0.87% 8/30/17, VRDN (a)(c)	500,000	500,000
Series 1997 2, 0.87% 8/30/17, VRDN (a)(c)	1,500,000	1,500,000
		8,900,000
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.04% 8/7/17, VRDN (a)(b)	800,000	800,000
Texas - 0.0%
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.03% 8/7/17 (Total SA Guaranteed), VRDN (a)(b)	1,000,000	1,000,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.06% 8/7/17, VRDN (a)(b)	4,800,000	4,800,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.09% 8/7/17, VRDN (a)(b)	5,400,000	5,400,000
		10,200,000
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 0.99% 8/7/17, VRDN (a)(b)	800,000	800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,028,540,000)		1,028,540,000

Tender Option Bond - 30.8%
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.02% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	900,000	900,000
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1% 9/11/17 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,500,000	4,500,000
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1% 9/11/17 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	7,600,000	7,600,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.01% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,100,000	1,100,000
New York - 26.3%
Brooklyn Arena Local Dev. Corp. Participating VRDN Series Floaters16 XX1025, 0.89% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	8,300,000	8,300,000
Dorm. Auth. New York Univ. Rev. Participating VRDN Series 2017 XG 0114, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,880,000	3,880,000
Dutchess County Local Dev. Corp. Participating VRDN Series XF 23 43, 0.89% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	47,220,000	47,220,000
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 34, 0.97%, tender 8/31/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	3,100,000	3,100,000
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series Floaters XF 05 49, 0.87% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,800,000	2,800,000
Series Floaters XF 05 51, 0.87% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	6,550,000	6,550,000
Series floaters XF 24 57, 0.87% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	8,500,000	8,500,000
Series Floaters XM 05 16, 0.87% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	6,620,000	6,620,000
Series Floaters ZM 05 15, 0.87% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,200,000	4,200,000
MTA Hudson Rail Yards Trust Oblig. Participating VRDN Series XX 1042, 0.89% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	7,600,000	7,600,000
New York City Gen. Oblig. Participating VRDN:
Series BC 13 19U, 0.84% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	15,000	15,000
Series Floaters E86, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	14,165,000	14,165,000
Series Floaters E87, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	12,995,000	12,995,000
Series Floaters E88, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,240,000	2,240,000
Series Floaters XF 05 52, 0.86% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	3,400,000	3,400,000
Series MS 3324, 0.85% 8/7/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.) (a)(d)	6,650,000	6,650,000
Series ROC II R 14045, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	11,350,000	11,350,000
New York City Muni. Wtr. Fin. Auth. Participating VRDN Series ZF 23 15, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	9,985,000	9,985,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0097, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,555,000	5,555,000
Series 15 XF0128, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,940,000	8,940,000
Series 15 XF0129, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	23,535,000	23,535,000
Series 16 ZF0420, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,675,000	14,675,000
Series 16 ZM0161, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	8,265,000	8,265,000
Series 2015 ZF0207, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000,000	4,000,000
Series 2017 03, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	6,230,000	6,230,000
Series 2017 ZM 0495, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,000,000	3,000,000
Series EGL 2017 06, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	4,255,000	4,255,000
Series Floaters 3129, 0.85% 8/7/17 (Liquidity Facility Cr. Suisse AG) (a)(d)	17,850,000	17,850,000
Series Floaters XM 04 36, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000,000	5,000,000
Series MS 3274 X, 0.88% 8/7/17 (Liquidity Facility Bank of America NA) (a)(d)	7,980,000	7,980,000
Series MS 3362, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000,000	5,000,000
Series MS 3373, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,980,000	5,980,000
Series ROC II R 11966, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	10,000,000	10,000,000
Series XG 0112, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,000,000	1,000,000
Series XX 1046, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,875,000	6,875,000
New York City Transitional Fin. Auth. Participating VRDN:
Series XF 23 18, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,800,000	5,800,000
Series XM 03 03, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,500,000	4,500,000
Series XM 03 51, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,240,000	3,240,000
Series XM 03 57, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series Floaters XF 05 61, 0.86% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	1,400,000	1,400,000
Series Floaters ZF 02 75, 0.87% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,385,000	2,385,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 15 XF0080, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,865,000	5,865,000
Series 2014 XM0029, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	8,670,000	8,670,000
Series Floaters XM 04 39, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,240,000	3,240,000
Series MS 3358, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,165,000	5,165,000
Series MS 3399, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,115,000	2,115,000
Series ROC II R 11902, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,200,000	2,200,000
Series ROC II R 11994, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	8,880,000	8,880,000
Series ROC II R 14082, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	6,380,000	6,380,000
0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,850,000	3,850,000
New York City Trust Cultural Resources Rev. Participating VRDN Series ROC II R 11927, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	8,400,000	8,400,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 0.86% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	36,085,000	36,085,000
Series Floaters XF 05 25, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,680,000	12,680,000
Series MS 3275, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	10,000,000	10,000,000
Series ROC II R 11984, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	5,000,000	5,000,000
New York Dorm. Auth. Revs.:
Bonds Series WF 113C, 1.12%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	11,000,000	11,000,000
Participating VRDN:
ROC II R 11944, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	12,400,000	12,400,000
Series 16 XM 02 54, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
Series 16 ZF0421, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,575,000	7,575,000
Series ROC II R 11955, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	9,000,000	9,000,000
Series ROC II R 11975, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	7,590,000	7,590,000
Series XF 0291, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,000,000	15,000,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series 16 XM0215, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,450,000	4,450,000
New York Gen. Oblig. Participating VRDN Series Floaters XG 01 05, 0.85% 8/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	6,690,000	6,690,000
New York Liberty Dev. Corp. Participating VRDN 0.87% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	30,000,000	30,000,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series 16 ZM0174, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,045,000	4,045,000
Series 2015 ZF0209, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,250,000	5,250,000
New York State Envir. Facilities Corp. Participating VRDN Series XF 23 44, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	3,500,000	3,500,000
New York State Gen. Oblig. Participating VRDN Series ROC II R 11936, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	16,800,000	16,800,000
New York State Thruway Auth. Participating VRDN Series Floaters XF 22 28, 0.89% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,367,000	3,367,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	8,080,000	8,080,000
New York Trans. Dev. Corp. Participating VRDN:
Series Floaters XF 23 96, 0.91% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	7,975,000	7,975,000
Series Floaters XX 10 38, 0.94% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	7,000,000	7,000,000
Port Auth. of New York & New Jersey Participating VRDN Series 16 XG 0004, 0.88% 8/7/17 (Liquidity Facility Bank of America NA) (a)(d)	4,300,000	4,300,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series RBC 16 ZM 0138, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,500,000	2,500,000
Series RBC 16 ZM 0139, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,500,000	3,500,000
Series ROC II R11934, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	9,450,000	9,450,000
Series XF 05 36, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,500,000	1,500,000
Triborough Bridge and Tunnel Auth. Participating VRDN Series XM 03 41, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000,000	3,000,000
Util. Debt Securitization Auth. Participating VRDN:
Series 2015 ZF0195, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,700,000	6,700,000
Series Floaters ZM 04 62, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,100,000	3,100,000
		637,337,000
New York And New Jersey - 3.7%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 XF2211, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,150,000	3,150,000
Series 16 XM0211, 0.9% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	3,700,000	3,700,000
Series 16 ZF0326, 0.9% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	5,415,000	5,415,000
Series 16 ZF0367, 0.9% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	985,000	985,000
Series 16 ZM0160, 0.87% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	7,700,000	7,700,000
Series Floaters XM 05 05, 0.85% 8/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,100,000	5,100,000
Series Floaters YX 10 34, 0.9% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	1,600,000	1,600,000
Series Floaters ZF 02 69, 0.92% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	2,200,000	2,200,000
Series MS 15 ZM0099, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	1,100,000	1,100,000
Series MS 3249, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,500,000	3,500,000
Series Putters 14 0002, 0.9% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	8,885,000	8,885,000
Series Putters 14 0010, 0.9% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,665,000	6,665,000
Series Putters 15 XM013, 0.9% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,500,000	6,500,000
Series ROC 14086, 0.88% 8/7/17 (Liquidity Facility Citibank NA) (a)(b)(d)	4,100,000	4,100,000
Series ROC II R 11715, 0.88% 8/7/17 (Liquidity Facility Citibank NA) (a)(b)(d)	11,250,000	11,250,000
Series ROC II R 14077, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,585,000	2,585,000
Series TD 0013, 0.89% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	5,120,000	5,120,000
Series XG 00 37, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)	9,600,000	9,600,000
		89,155,000
Ohio - 0.1%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1% 9/11/17 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,200,000	1,200,000
South Carolina - 0.2%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.97% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	3,675,000	3,675,000
TOTAL TENDER OPTION BOND
(Cost $745,467,000)		745,467,000

Other Municipal Security - 19.2%
Georgia - 0.7%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.92%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (a)	18,130,000	18,130,000
Series 2010 A2, 0.92%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (a)	75,000	75,000
		18,205,000
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1% tender 9/5/17, CP mode	1,700,000	1,700,000
Series 92, 1% tender 8/24/17, CP mode	4,900,000	4,900,000
Series 93 B, 1.01% tender 8/22/17, CP mode	1,950,000	1,950,000
Series 93B, 1.07% tender 8/2/17, CP mode	3,500,000	3,500,000
		12,050,000
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A:
1.05% tender 8/29/17, CP mode (b)	5,800,000	5,800,000
1.07% tender 9/5/17, CP mode (b)	2,000,000	2,000,000
Series A-1 1.08% tender 8/3/17, CP mode (b)	4,300,000	4,300,000
		12,100,000
New York - 13.3%
Albany City School District BAN Series 2017 C, 2.25% 8/3/18 (f)	16,353,840	16,523,429
Bedford Central School District BAN Series 2017, 2.25% 7/13/18	11,738,867	11,856,136
Brewster Central School District BAN Series 2017:
2.25% 7/13/18	13,900,000	14,044,546
2.5% 7/13/18	13,700,000	13,871,946
Clarence Central School District BAN Series 2017 A, 2.5% 6/28/18	10,300,000	10,425,560
Connetquot Central School District BAN Series 2016, 2% 9/1/17	15,685,600	15,697,907
Harborfields Central School District Greenlawn BAN Series 2016, 1.95% 9/7/17	3,400,000	3,403,222
Highland Cent School District BAN Series 2017, 2.25% 7/20/18	7,300,000	7,373,918
Islip Gen. Oblig. BAN Series 2017, 1.5% 10/20/17	13,900,000	13,913,874
Liverpool Central School District Gen. Oblig. BAN Series 2017, 2.25% 6/28/18	13,045,000	13,173,590
Middletown City School District BAN Series 2017 A, 2% 6/21/18	10,300,000	10,376,786
New Windsor N Y BAN 2.25% 3/29/18	9,175,000	9,233,941
New York City Gen. Oblig. Bonds Series 2015 A, 5% 8/1/17 (Escrowed to Maturity)	105,000	105,000
New York City Trust For Cultural Bonds:
(American Museum of Natural History Proj.) Series 2014 B2, 0.87%, tender 1/5/18 (a)	7,450,000	7,450,000
Series 2014 B1, 0.86%, tender 4/9/18 (a)	24,800,000	24,800,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2002 B, 1.57% 11/1/17 (a)	14,000,000	14,014,073
New York Pwr. Auth.:
Series 1, 0.96% 9/6/17, CP	18,000,000	18,000,000
Series 2:
0.91% 8/4/17, CP	20,000,000	20,000,000
0.91% 8/7/17, CP	8,351,000	8,351,000
0.99% 10/3/17, CP	20,400,000	20,400,000
New York Urban Dev. Corp. Rev. Bonds:
Series 2008 D, 5.25% 1/1/18	28,240,000	28,723,531
Series 2010 A2, 5% 1/1/18	18,975,000	19,280,257
Rensselaer County Anticipation Nts BAN Series 2016, 2% 8/11/17	6,700,000	6,701,800
Riverhead Central School District BAN Series 2016, 2% 9/15/17	2,961,000	2,964,833
Scotia Glenville Central School District BAN Series 2017, 2.25% 6/29/18	10,300,000	10,396,195
		321,081,544
New York And New Jersey - 4.0%
Port Auth. of New York & New Jersey:
Bonds Series 197, 4% 11/15/17 (b)	14,100,000	14,221,908
Series A:
0.94% 8/3/17, CP (b)	16,500,000	16,500,000
0.95% 8/10/17, CP (b)	13,000,000	13,000,000
0.95% 9/6/17, CP (b)	1,235,000	1,235,000
0.95% 9/21/17, CP (b)	19,960,000	19,960,000
0.95% 10/17/17, CP (b)	24,235,000	24,235,000
Series B, 0.93% 8/3/17, CP	7,400,000	7,400,000
		96,551,908
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 1.05% tender 8/11/17, CP mode (b)	3,000,000	3,000,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.07% tender 9/5/17, CP mode (b)	2,400,000	2,400,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $465,388,452)		465,388,452
	Shares	Value

Investment Company - 1.6%
Fidelity Municipal Cash Central Fund, 0.86% (g)(h)
(Cost $39,067,798)	39,067,798	39,067,798
TOTAL INVESTMENT PORTFOLIO - 94.0%
(Cost $2,278,463,250)		2,278,463,250
NET OTHER ASSETS (LIABILITIES) - 6.0%		144,469,087
NET ASSETS - 100%		$2,422,932,337

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,900,000 or 0.8% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,400,000 or 0.6% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
New York Dorm. Auth. Revs. Bonds Series WF 113C, 1.12%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA)	12/3/15	$11,000,000
Port Auth. of New York & New Jersey Series 1991 2, 0.9% 8/30/17, VRDN	12/3/03	$6,400,000
Port Auth. of New York & New Jersey Series 1992 2, 0.87% 8/30/17, VRDN	8/13/15	$500,000
Port Auth. of New York & New Jersey Series 1997 1, 0.87% 8/30/17, VRDN	6/4/14	$500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.87% 8/30/17, VRDN	7/8/13 - 8/9/16	$1,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$593,498
Total	$593,498

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,239,395,452)	$2,239,395,452
Fidelity Central Funds (cost $39,067,798)	39,067,798
Total Investments (cost $2,278,463,250)		$2,278,463,250
Receivable for investments sold		162,380,000
Receivable for fund shares sold		157,681
Interest receivable		3,332,192
Distributions receivable from Fidelity Central Funds		52,363
Other receivables		513
Total assets		2,444,385,999
Liabilities
Payable to custodian bank	$382,308
Payable for investments purchased on a delayed delivery basis	16,523,429
Payable for fund shares redeemed	3,482,786
Distributions payable	38,596
Accrued management fee	738,264
Other affiliated payables	256,722
Other payables and accrued expenses	31,557
Total liabilities		21,453,662
Net Assets		$2,422,932,337
Net Assets consist of:
Paid in capital		$2,424,027,609
Undistributed net investment income		2,872
Accumulated undistributed net realized gain (loss) on investments		(1,098,144)
Net Assets, for 2,419,266,035 shares outstanding		$2,422,932,337
Net Asset Value, offering price and redemption price per share ($2,422,932,337 ÷ 2,419,266,035 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2017 (Unaudited)
Investment Income
Interest		$10,670,208
Income from Fidelity Central Funds		593,498
Total income		11,263,706
Expenses
Management fee	$4,782,714
Transfer agent fees	1,523,726
Accounting fees and expenses	123,567
Custodian fees and expenses	9,781
Independent trustees' fees and expenses	5,200
Registration fees	17,954
Audit	20,862
Legal	9,832
Miscellaneous	13,084
Total expenses before reductions	6,506,720
Expense reductions	(9,679)	6,497,041
Net investment income (loss)		4,766,665
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	145,334
Fidelity Central Funds	12,018
Total net realized gain (loss)		157,352
Net increase in net assets resulting from operations		$4,924,017

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2017 (Unaudited)	Year ended January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,766,665	$3,876,202
Net realized gain (loss)	157,352	508,938
Net increase in net assets resulting from operations	4,924,017	4,385,140
Distributions to shareholders from net investment income	(4,763,453)	(3,874,903)
Distributions to shareholders from net realized gain	(1,391,444)	(271,511)
Total distributions	(6,154,897)	(4,146,414)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	103,949,583	3,315,745,179
Reinvestment of distributions	5,899,777	3,962,693
Cost of shares redeemed	(586,626,014)	(5,730,197,584)
Net increase (decrease) in net assets and shares resulting from share transactions	(476,776,654)	(2,410,489,712)
Total increase (decrease) in net assets	(478,007,534)	(2,410,250,986)
Net Assets
Beginning of period	2,900,939,871	5,311,190,857
End of period	$2,422,932,337	$2,900,939,871
Other Information
Undistributed net investment income end of period	$2,872	$–
Distributions in excess of net investment income end of period	$–	$(340)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Money Market Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.002	.001	–A	–A	–A	–A
Distributions from net investment income	(.002)	(.001)	–A	–A	–A	–A
Distributions from net realized gain	(.001)	–A	–A	–	–	–A
Total distributions	(.002)B	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.23%	.12%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.49%	.50%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.49%G	.39%	.07%	.08%	.12%	.20%
Expenses net of all reductions	.49%G	.39%	.07%	.08%	.12%	.20%
Net investment income (loss)	.36%G	.10%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,422,932	$2,900,940	$5,311,191	$5,525,750	$5,648,298	$5,548,564

 A Amount represents less than $.0005 per share.

 B Total distributions of $.002 per share is comprised of distributions from net investment income of $.0018 and distributions from net realized gain of $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2017

1. Organization.

Fidelity New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax cost	$2,278,463,250

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $410.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $9,269.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Actual	.49%	$1,000.00	$1,002.30	$2.43
Hypothetical-C		$1,000.00	$1,022.36	$2.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® New York AMT Tax-Free Money Market Fund Fidelity® New York AMT Tax-Free Money Market Fund Institutional Class Service Class Semi-Annual Report July 31, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 7/31/17	% of fund's investments 1/31/17	% of fund's investments 7/31/16
1 - 7	86.9	77.2	79.1
8 - 30	1.1	2.4	3.1
31 - 60	4.2	4.4	3.1
61 - 90	1.3	1.7	1.7
91 - 180	2.0	10.0	2.2
> 180	4.5	4.3	10.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of July 31, 2017
Variable Rate Demand Notes (VRDNs)	49.6%
Tender Option Bond	28.8%
Other Municipal Security	15.0%
Investment Companies	4.9%
Net Other Assets (Liabilities)	1.7%

As of January 31, 2017
Variable Rate Demand Notes (VRDNs)	52.8%
Tender Option Bond	16.5%
Other Municipal Security	24.1%
Investment Companies	7.5%
Net Other Assets (Liabilities)*	(0.9)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	7/31/17	4/30/17	1/31/17	10/31/16	7/31/16
New York AMT Tax-Free Money Market Fund	0.57%	0.63%	0.43%	0.39%	0.19%
Institutional Class	0.66%	0.73%	0.52%	0.48%	0.28%
Service Class	0.41%	0.49%	0.28%	0.24%	0.03%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2017, the most recent period shown in the table, would have been .62% for the Institutional Class and .37% for Service Class.

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 49.6%
	Principal Amount	Value
Alabama - 0.1%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.96% 8/7/17, VRDN (a)	$1,000,000	$1,000,000
Arizona - 0.3%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.91% 8/7/17, VRDN (a)	3,950,000	3,950,000
Connecticut - 0.6%
Connecticut Gen. Oblig. Series 2016 C, 0.94% 8/7/17 (Liquidity Facility Bank of America NA), VRDN (a)	7,200,000	7,200,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 0.99% 8/7/17, VRDN (a)	300,000	300,000
Georgia - 0.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2009, 0.86% 8/1/17, VRDN (a)	5,000,000	5,000,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.9% 8/1/17, VRDN (a)	1,000,000	1,000,000
		6,000,000
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 0.96% 8/7/17, VRDN (a)	500,000	500,000
Series I, 0.96% 8/7/17, VRDN (a)	200,000	200,000
		700,000
Louisiana - 0.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.94% 8/7/17, VRDN (a)	4,100,000	4,100,000
Series 2010 B1, 0.94% 8/7/17, VRDN (a)	4,400,000	4,400,000
		8,500,000
New York - 46.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.88% 8/7/17, LOC Bank of America NA, VRDN (a)	1,305,000	1,305,000
Amherst Dev. Corp. Student Hsg. Facility Rev. (South Lake Village Proj.) Series 2010 B, 0.84% 8/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	5,160,000	5,160,000
Franklin County Civic Dev. Co. (Alice Hyde Med. Ctr. Proj.) Series 2013 A, 0.84% 8/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	5,465,000	5,465,000
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.85% 8/7/17, LOC Wells Fargo Bank NA, VRDN (a)	11,850,000	11,850,000
Nassau Health Care Corp. Rev. Series 2009 D1, 0.8% 8/7/17, LOC JPMorgan Chase Bank, VRDN (a)	520,000	520,000
New York City Gen. Oblig.:
Series 2004 A3, 0.87% 8/7/17, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	18,140,000	18,140,000
Series 2015 F4, 0.83% 8/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	53,155,000	53,155,000
Series J8, 0.84% 8/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	36,800,000	36,800,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 1A, 0.83% 8/7/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	12,320,000	12,320,000
Series 2003 A2, 0.84% 8/2/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	14,460,000	14,460,000
Series 2013 C5, 0.78% 8/7/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	11,300,000	11,300,000
New York Dorm. Auth. Revs. (Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.83% 8/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	14,225,000	14,225,000
New York Hsg. Fin. Agcy. Rev.:
(88 Leonard Street Proj.) Series 2005 A, 0.85% 8/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	25,300,000	25,300,000
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.85% 8/7/17, LOC Wells Fargo Bank NA, VRDN (a)	4,565,000	4,565,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.85% 8/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	16,725,000	16,725,000
Series 2010 A:
0.87% 8/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,500,000	4,500,000
0.87% 8/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	20,915,000	20,915,000
Series 2013 A, 0.82% 8/7/17, LOC Wells Fargo Bank NA, VRDN (a)	17,900,000	17,900,000
Series 2013 A2, 0.82% 8/7/17, LOC Bank of America NA, VRDN (a)	27,700,000	27,700,000
Series 2014 A:
0.82% 8/7/17, LOC Wells Fargo Bank NA, VRDN (a)	8,200,000	8,200,000
0.83% 8/7/17, LOC Wells Fargo Bank NA, VRDN (a)	21,350,000	21,350,000
Series 2015 A, 0.85% 8/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	18,200,000	18,200,000
Series 2015 A1, 0.8% 8/7/17, LOC Bank of New York, New York, VRDN (a)	13,600,000	13,600,000
Series 2015 A2, 0.82% 8/7/17, LOC Bank of New York, New York, VRDN (a)	18,850,000	18,850,000
New York Metropolitan Trans. Auth. Rev.:
Series 2012 G2, 0.78% 8/7/17, LOC TD Banknorth, NA, VRDN (a)	15,600,000	15,600,000
Series 2015 E, 0.86% 8/7/17, LOC Bank of The West San Francisco, VRDN (a)	3,975,000	3,975,000
New York State Hsg. Fin. Agcy. Rev.:
(33 Bond Street LLC. Proj.) Series 2016 A, 0.85% 8/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	8,000,000	8,000,000
Series 2016 A, 0.83% 8/7/17, LOC JPMorgan Chase Bank, VRDN (a)	3,250,000	3,250,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.99% 8/7/17, LOC RBS Citizens NA, VRDN (a)	905,000	905,000
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2009 A, 0.84% 8/7/17, LOC Freddie Mac, VRDN (a)	19,550,000	19,550,000
New York Hsg. Fin. Agcy. Rev.:
Series 2008 A, 0.8% 8/7/17, LOC Freddie Mac, VRDN (a)	5,000,000	5,000,000
Series 2010 A, 0.8% 8/7/17, LOC Freddie Mac, VRDN (a)	20,910,000	20,910,000
FNMA New York Hsg. Fin. Agcy. Rev. Series 2009 A, 0.82% 8/7/17, LOC Fannie Mae, VRDN (a)	67,500,000	67,499,999
		527,194,999
New York And New Jersey - 0.6%
Port Auth. of New York & New Jersey:
Series 1997 1, 0.87% 8/30/17, VRDN (a)(c)	2,500,000	2,500,000
Series 1997 2, 0.87% 8/30/17, VRDN (a)(c)	3,800,000	3,800,000
		6,300,000
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2007, 1.05% 8/7/17, LOC Bank of America NA, VRDN (a)	2,625,000	2,625,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $563,769,999)		563,769,999

Tender Option Bond - 28.8%
California - 0.1%
Dignity Health Participating VRDN Series 17 04, 0.9% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	800,000	800,000
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.02% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	300,000	300,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 0.91% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	200,000	200,000
		500,000
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1% 9/11/17 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,000,000	2,000,000
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.92% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	800,000	800,000
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1% 9/11/17 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,500,000	3,500,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.91% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	245,000	245,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.01% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	200,000	200,000
New York - 27.2%
Brooklyn Arena Local Dev. Corp. Participating VRDN Series Floaters16 XX1025, 0.89% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,600,000	1,600,000
City of New York Gen. Oblig. Bonds Participating VRDN Series XM 03 53, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,750,000	3,750,000
Dutchess County Local Dev. Corp. Participating VRDN Series XF 23 43, 0.89% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	10,700,000	10,700,000
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 34, 0.97%, tender 8/31/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,300,000	1,300,000
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series Floaters XF 05 49, 0.87% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	1,200,000	1,200,000
Series Floaters XF 05 51, 0.87% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,700,000	2,700,000
Series floaters XF 24 57, 0.87% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,500,000	3,500,000
Series Floaters XF 24 80, 0.84% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	5,200,000	5,200,000
Series Floaters XM 05 16, 0.87% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,800,000	2,800,000
Series Floaters ZM 05 15, 0.87% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,800,000	1,800,000
JPMorgan Chase Participating VRDN Series Putters 5012, 0.8% 8/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000,000	1,000,000
MTA Hudson Rail Yards Trust Oblig. Participating VRDN Series XX 1042, 0.89% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,400,000	2,400,000
New York City Gen. Oblig. Participating VRDN:
Series 15 XF0092, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,175,000	14,175,000
Series 15 ZF0197, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Series 15 ZF0201, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,435,000	3,435,000
Series 2015 ZF0206, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,700,000	2,700,000
Series BC 13 19U, 0.84% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,195,000	5,195,000
Series Floaters E88, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	13,590,000	13,590,000
Series Floaters XF 05 52, 0.86% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	1,425,000	1,425,000
Series Floaters XM 05 26, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,370,000	10,370,000
Series MS 3361, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000,000	5,000,000
Series ROC II R 14045, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	8,800,000	8,800,000
New York City Muni. Wtr. Fin. Auth. Participating VRDN:
Series XM 02 86, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,750,000	3,750,000
Series ZF 23 15, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,965,000	1,965,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0097, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	895,000	895,000
Series 15 XF0129, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,700,000	1,700,000
Series 16 ZF0449, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,055,000	7,055,000
Series 2017 03, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,100,000	2,100,000
Series EGL 2017 06, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	1,400,000	1,400,000
Series Floaters 3129, 0.85% 8/7/17 (Liquidity Facility Cr. Suisse AG) (a)(d)	2,900,000	2,900,000
Series MS 00 3387, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,500,000	2,500,000
Series MS 3373, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,000,000	1,000,000
Series Putters 15 XM0002, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,705,000	4,705,000
Series XG 0112, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,800,000	1,800,000
Series XM 03 56, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
Series XX 1046, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	900,000	900,000
New York City Transitional Fin. Auth. Participating VRDN:
Series Floaters 16 ZF0515, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,250,000	1,250,000
Series Floaters XM 03 70, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series 16 XM0195, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,335,000	3,335,000
Series Floaters XF 05 61, 0.86% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	660,000	660,000
Series MS 3414, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,000,000	4,000,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 15 XM0086, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,500,000	4,500,000
Series 16 XF0396, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000,000	2,000,000
Series 2014 XM0029, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,900,000	3,900,000
Series 2015 ZF0185, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,250,000	6,250,000
Series Floaters XM 04 22, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,650,000	10,650,000
Series Floaters XM 04 38, 0.85% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,000,000	1,000,000
Series Floaters XM 04 60, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,750,000	3,750,000
Series MS 3360, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,130,000	3,130,000
Series MS 3393, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,890,000	2,890,000
New York City Trust Cultural Resources Rev. Participating VRDN Series ROC II R 11927, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	1,400,000	1,400,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 0.86% 8/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	6,400,000	6,400,000
Series 16 ZF0423, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,330,000	1,330,000
Series 2014 XF 0012, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,600,000	6,600,000
0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,365,000	7,365,000
New York Dorm. Auth. Revs.:
Bonds Series WF 113C, 1.12%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,700,000	1,700,000
Participating VRDN Series 16 ZF0421, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,200,000	1,200,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series 16 XL0002, 0.84% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,100,000	4,100,000
Series 16 XM0215, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,455,000	4,455,000
Series Floaters ZF 05 07, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,930,000	1,930,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,560,000	9,560,000
New York Gen. Oblig. Participating VRDN Series Floaters XG 01 05, 0.85% 8/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	1,190,000	1,190,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series 15 XF0139, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,340,000	3,340,000
Series 16 ZM0174, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	600,000	600,000
New York State Thruway Auth. Participating VRDN Series Floaters XF 22 28, 0.89% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	633,000	633,000
NY Util. Debt Securitization Auth. Participating VRDN Series Floaters ZF 05 10, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,335,000	3,335,000
Port Auth. of New York & New Jersey Participating VRDN Series 16 XG 0004, 0.88% 8/7/17 (Liquidity Facility Bank of America NA) (a)(d)	700,000	700,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series 16 XF0405, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,605,000	7,605,000
Series 16 XL0003, 0.84% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	9,950,000	9,950,000
Series MS 3083, 0.85% 8/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,975,000	6,975,000
Series XF 0289, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	18,300,000	18,300,000
Series XF 23 99, 0.84% 8/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,495,000	2,495,000
Series XM 04 76, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,195,000	6,195,000
Triborough Bridge and Tunnel Auth. Participating VRDN Series XM 03 40, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,800,000	5,800,000
Util. Debt Securitization Auth. Participating VRDN:
Series Floaters ZM 04 56, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Series Floaters ZM 04 62, 0.85% 8/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	900,000	900,000
		309,183,000
New York And New Jersey - 0.8%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 XF2163, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	2,440,000	2,440,000
Series Floaters XF 05 62, 0.84% 8/7/17 (Liquidity Facility Bank of America NA) (a)(d)	1,970,000	1,970,000
Series Floaters XM 05 05, 0.85% 8/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	2,000,000	2,000,000
Series Floaters ZM 04 10, 0.84% 8/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,300,000	1,300,000
Series ROC II R 14077, 0.85% 8/7/17 (Liquidity Facility Citibank NA) (a)(d)	1,085,000	1,085,000
		8,795,000
Ohio - 0.0%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1% 9/11/17 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	400,000	400,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.97% 8/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	680,000	680,000
TOTAL TENDER OPTION BOND
(Cost $327,103,000)		327,103,000

Other Municipal Security - 15.0%
Georgia - 0.2%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.92%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (a)	595,000	595,000
Series 2010 A2, 0.92%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (a)	2,295,000	2,295,000
		2,890,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.99% tender 8/2/17, CP mode	900,000	900,000
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1% tender 9/5/17, CP mode	800,000	800,000
Series 92, 1% tender 8/24/17, CP mode	2,300,000	2,300,000
Series 93 B, 1.01% tender 8/22/17, CP mode	900,000	900,000
Series 93B, 1.07% tender 8/2/17, CP mode	1,500,000	1,500,000
		5,500,000
New York - 13.9%
Albany City School District BAN Series 2017 C, 2.25% 8/3/18 (b)	7,500,000	7,577,775
Bedford Central School District BAN Series 2017, 2.25% 7/13/18	4,500,000	4,545,089
Brewster Central School District BAN Series 2017:
2.25% 7/13/18	6,100,000	6,163,434
2.5% 7/13/18	5,970,358	6,045,291
Clarence Central School District BAN Series 2017 A, 2.5% 6/28/18	4,480,000	4,534,612
Connetquot Central School District BAN Series 2016, 2% 9/1/17	5,300,000	5,304,177
Harborfields Central School District Greenlawn BAN Series 2016, 1.95% 9/7/17	1,200,000	1,201,137
Highland Cent School District BAN Series 2017, 2.25% 7/20/18	3,200,000	3,232,403
Islip Gen. Oblig. BAN Series 2017, 1.5% 10/20/17	6,067,000	6,073,055
Liverpool Central School District Gen. Oblig. BAN Series 2017, 2.25% 6/28/18	5,600,000	5,655,202
Middletown City School District BAN Series 2017 A, 2% 6/21/18	4,800,000	4,835,784
New Windsor N Y BAN 2.25% 3/29/18	3,200,000	3,220,557
New York City Gen. Oblig. Bonds 2014 Subseries 1:
5% 8/1/17	900,000	900,000
5% 8/1/17 (Escrowed to Maturity)	100,000	100,000
New York City Trust For Cultural Bonds:
(American Museum of Natural History Proj.) Series 2014 B2, 0.87%, tender 1/5/18 (a)	2,800,000	2,800,000
Series 2014 B1, 0.86%, tender 4/9/18 (a)	11,400,000	11,400,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2002 B, 1.57% 11/1/17(a)	4,000,000	4,004,021
New York Pwr. Auth.:
Series 1:
0.91% 9/7/17, CP	5,000,000	5,000,000
0.94% 9/12/17, CP	11,100,000	11,100,000
0.96% 9/6/17, CP	7,599,000	7,599,000
Series 2:
0.91% 8/4/17, CP	11,100,000	11,100,000
0.99% 10/3/17, CP	8,941,000	8,941,000
New York Urban Dev. Corp. Rev. Bonds:
Series 2008 D, 5.25% 1/1/18	7,900,000	8,035,265
Series 2010 A2, 5% 1/1/18	5,300,000	5,385,263
Rensselaer County Anticipation Nts BAN Series 2016, 2% 8/11/17	2,900,000	2,900,779
Riverhead Central School District BAN Series 2016, 2% 9/15/17	600,000	600,777
Scotia Glenville Central School District BAN Series 2017, 2.25% 6/29/18	4,784,550	4,829,235
Tonawanda Town BAN Series 2016, 2% 8/31/17	6,000,000	6,004,232
Westchester County Gen. Oblig. BAN Series 2016 A, 2% 12/15/17	8,500,000	8,526,287
		157,614,375
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey Series B, 0.93% 8/3/17, CP	2,900,000	2,900,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $169,804,375)		169,804,375
	Shares	Value

Investment Company - 4.9%
Fidelity Tax-Free Cash Central Fund, 0.81% (f)(g)	55,829,465	55,831,354
TOTAL INVESTMENT PORTFOLIO - 98.3%
(Cost $1,116,508,728)		1,116,508,728
NET OTHER ASSETS (LIABILITIES) - 1.7%		18,982,507
NET ASSETS - 100%		$1,135,491,235

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,000,000 or 0.7% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,900,000 or 0.5% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
New York Dorm. Auth. Revs. Bonds Series WF 113C, 1.12%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA)	12/3/15	$1,700,000
Port Auth. of New York & New Jersey Series 1997 1, 0.87% 8/30/17, VRDN	10/14/14 - 11/16/15	$2,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.87% 8/30/17, VRDN	1/3/13 - 9/12/14	$3,800,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$329,595
Total	$329,595

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,060,677,374)	$1,060,677,374
Fidelity Central Funds (cost $55,831,354)	55,831,354
Total Investments (cost $1,116,508,728)		$1,116,508,728
Cash		3,586
Receivable for investments sold		29,500,000
Receivable for fund shares sold		638,849
Interest receivable		1,630,790
Distributions receivable from Fidelity Central Funds		47,923
Receivable from investment adviser for expense reductions		31,228
Other receivables		160
Total assets		1,148,361,264
Liabilities
Payable for investments purchased
Regular delivery	$4,485,016
Delayed delivery	7,577,775
Payable for fund shares redeemed	467,434
Distributions payable	90,468
Accrued management fee	188,291
Distribution and service plan fees payable	28
Other affiliated payables	61,004
Other payables and accrued expenses	13
Total liabilities		12,870,029
Net Assets		$1,135,491,235
Net Assets consist of:
Paid in capital		$1,135,480,288
Undistributed net investment income		1,087
Accumulated undistributed net realized gain (loss) on investments		9,860
Net Assets		$1,135,491,235
New York AMT Tax-Free Money Market Fund:
Net Asset Value, offering price and redemption price per share ($324,243,858 ÷ 323,982,903 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($811,113,893 ÷ 810,520,951 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($133,484 ÷ 133,382 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2017 (Unaudited)
Investment Income
Interest		$3,964,642
Income from Fidelity Central Funds		329,595
Total income		4,294,237
Expenses
Management fee	$1,032,503
Transfer agent fees	334,907
Distribution and service plan fees	165
Independent trustees' fees and expenses	1,873
Total expenses before reductions	1,369,448
Expense reductions	(187,709)	1,181,739
Net investment income (loss)		3,112,498
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,302
Fidelity Central Funds	3,354
Total net realized gain (loss)		9,656
Net increase in net assets resulting from operations		$3,122,154

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2017 (Unaudited)	Year ended January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,112,498	$2,284,825
Net realized gain (loss)	9,656	79,537
Net increase in net assets resulting from operations	3,122,154	2,364,362
Distributions to shareholders from net investment income	(3,111,411)	(2,284,612)
Distributions to shareholders from net realized gain	–	(79,251)
Total distributions	(3,111,411)	(2,363,863)
Share transactions - net increase (decrease)	209,388,994	165,909,904
Total increase (decrease) in net assets	209,399,737	165,910,403
Net Assets
Beginning of period	926,091,498	760,181,095
End of period	$1,135,491,235	$926,091,498
Other Information
Undistributed net investment income end of period	$1,087	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York AMT Tax-Free Money Market Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.002	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–	.001	–A	–A	–A	–A
Total from investment operations	.003	.003	–A	–A	–A	–A
Distributions from net investment income	(.003)	(.002)	–A	–A	–A	–A
Distributions from net realized gainA	–	–	–	–	–	–
Total distributions	(.003)	(.003)B	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.26%	.27%	.04%	.06%	.02%	.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%G	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%G	.27%	.07%	.08%	.13%	.20%
Expenses net of all reductions	.30%G	.27%	.07%	.08%	.13%	.20%
Net investment income (loss)	.53%G	.25%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$324,244	$286,218	$271,869	$317,821	$351,728	$384,955

 A Amount represents less than $.0005 per share.

 B Total distributions of $.003 per share is comprised of distributions from net investment income of $.0024 and distributions from net realized gain of $.0003 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York AMT Tax-Free Money Market Fund Institutional Class

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.003	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.003	.003	–A	–A	–A	–A
Distributions from net investment income	(.003)	(.003)	–A	–A	–A	–A
Distributions from net realized gain	–	–	–A	–A	–A	–A
Total distributions	(.003)	(.003)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.31%	.32%	.04%	.06%	.02%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%F	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%F	.19%	.07%	.08%	.13%	.19%
Expenses net of all reductions	.20%F	.19%	.07%	.08%	.13%	.19%
Net investment income (loss)	.64%F	.33%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$811,114	$639,741	$488,166	$559,878	$594,796	$691,245

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York AMT Tax-Free Money Market Fund Service Class

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.002	.001	–A	–A	–A	–A
Distributions from net investment income	(.002)	(.001)	–A	–A	–A	–A
Distributions from net realized gainA	–	–	–	–	–	–
Total distributions	(.002)	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.19%	.13%	.04%	.06%	.02%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.45%F	.38%	.07%	.08%	.13%	.19%
Expenses net of all reductions	.45%F	.38%	.07%	.08%	.13%	.19%
Net investment income (loss)	.39%F	.14%	.01%	.01%	.01%A	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$133	$133	$146	$389	$1,394	$1,763

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2017

1. Organization.

Fidelity New York AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New York AMT Tax-Free Money Market Fund, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax cost	$1,116,508,728

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for New York AMT Tax-Free Money Market Fund so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$165	$154

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of New York AMT Tax-Free Money Market Fund, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. New York AMT Tax-Free Money Market Fund pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount(a)
New York AMT Tax-Free Money Market Fund	$152,668
Institutional Class	182,206
Service Class	33
$334,907

 (a) Annualized

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $187,663 and $36, respectively.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $10.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2017	Year ended January 31, 2017
From net investment income
New York AMT Tax-Free Money Market Fund	$806,572	$631,744
Institutional Class	2,304,588	1,652,704
Service Class	251	164
Total	$3,111,411	$2,284,612
From net realized gain
New York AMT Tax-Free Money Market Fund	$–	$79,248
Service Class	–	3
Total	$–	$79,251

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Six months ended July 31, 2017	Year ended January 31, 2017
New York AMT Tax-Free Money Market Fund
Shares sold	122,739,829	105,505,063
Reinvestment of distributions	753,833	668,583
Shares redeemed	(85,456,049)	(91,728,636)
Net increase (decrease)	38,037,613	14,445,010
Institutional Class
Shares sold	382,978,935	458,456,612
Reinvestment of distributions	1,901,688	1,332,425
Shares redeemed	(213,529,761)	(308,311,308)
Net increase (decrease)	171,350,862	151,477,729
Service Class
Shares sold	15,521	98,098
Reinvestment of distributions	251	167
Shares redeemed	(15,253)	(111,100)
Net increase (decrease)	519	(12,835)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
New York AMT Tax-Free Money Market Fund	.30%
Actual		$1,000.00	$1,002.60	$1.49
Hypothetical-C		$1,000.00	$1,023.31	$1.51
Institutional Class	.20%
Actual		$1,000.00	$1,003.10	$.99
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class	.45%
Actual		$1,000.00	$1,001.90	$2.23
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

NYS-SANN-0917
1.536272.120

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 25, 2017